Consolidated Statements of Cash Flows (Parentheticals) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014
Conversion from Series A Convertible Preferred Stock to Common Stock [Member]
Conversion of stock, shares issued (in shares)		202,857
Convertible preferred stock (in shares)		71
Conversion from Series C Convertible Preferred Stock to Common Stock [Member]
Conversion of stock, shares issued (in shares)	1,400,000
Convertible preferred stock (in shares)	132
Conversion from Series B Convertible Preferred Stock to Common Stock [Member]
Conversion of stock, shares issued (in shares)		4,428,571
Convertible preferred stock (in shares)		1,550